Marketable Securities and Derivatives - Derivative Investments (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Long-term portion	$ 7,249	$ 26,283
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on derivatives (Note 22)	(15,796)	(19,951)
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26,283	59,382
Additions		6,000
Disposals		(18,151)
Repayment	(3,027)	(997)
Adjustments	(211)
Unrealized loss on changes in fair value	(16,476)	(20,494)
Foreign exchange	680	543
Ending balance	7,249	26,283
Current portion	0
Long-term portion	7,249
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	(16,476)	(20,494)
Unrealized gain (loss) on derivatives (Note 22)	(15,796)	(19,951)
ACI | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,418	5,661
Additions		0
Disposals		0
Repayment	0	0
Adjustments
Unrealized loss on changes in fair value	(1,418)	(4,243)
Foreign exchange	0	0
Ending balance	0	1,418
Current portion	0
Long-term portion	0
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	(1,418)	(4,243)
Unrealized gain (loss) on derivatives (Note 22)	(1,418)	(4,243)
Choom | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	18,151
Additions		6,000
Disposals		(18,151)
Repayment	0	0
Adjustments
Unrealized loss on changes in fair value	0	(6,000)
Foreign exchange	0	0
Ending balance	0	0
Current portion	0
Long-term portion	0
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	0	(6,000)
Unrealized gain (loss) on derivatives (Note 22)	0	(6,000)
Investee-B | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,961	14,393
Additions		0
Disposals		0
Repayment	0	0
Adjustments	0
Unrealized loss on changes in fair value	(14,506)	(975)
Foreign exchange	680	543
Ending balance	135	13,961
Current portion	0
Long-term portion	135
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	(14,506)	(975)
Unrealized gain (loss) on derivatives (Note 22)	(13,826)	(432)
High Tide | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,442	18,665
Additions		0
Disposals		0
Repayment	(537)	(997)
Adjustments	(211)
Unrealized loss on changes in fair value	(580)	(9,226)
Foreign exchange	0	0
Ending balance	7,114	8,442
Current portion	0
Long-term portion	7,114
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	(580)	(9,226)
Unrealized gain (loss) on derivatives (Note 22)	(580)	(9,226)
Investee-C | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,462	2,512
Additions		0
Disposals		0
Repayment	(2,490)	0
Adjustments	0
Unrealized loss on changes in fair value	28	(50)
Foreign exchange	0	0
Ending balance	0	2,462
Current portion	0
Long-term portion	0
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on changes in fair value	28	(50)
Unrealized gain (loss) on derivatives (Note 22)	$ 28	$ (50)